Determination of fair values	12 Months Ended
Mar. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Determination of fair values
4. Determination of fair values

The Company’s accounting policies and disclosures require the determination of fair value, for certain financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

(i) Property, plant and equipment

Property, plant and equipment, if acquired in a business combination or through an exchange of non-monetary assets, is measured at fair value on the acquisition date. For this purpose, fair value is based on appraised market values and replacement cost.

(ii) Intangible assets

The fair value of brands, technology related intangibles, and patents and trademarks acquired in a business combination is based on the discounted estimated royalty payments that have been avoided as a result of these brands, technology related intangibles, patents or trademarks being owned (the “relief of royalty method”). The fair value of customer related, product related and other intangibles acquired in a business combination has been determined using the multi-period excess earnings method. Under this method, value is estimated as the present value of the benefits anticipated from ownership of the intangible assets in excess of the returns required or the investment in the contributory assets necessary to realize those benefits.

(iii) Inventories

The fair value of inventories acquired in a business combination is determined based on its estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.

(iv) Investments in equity and debt securities and units of mutual funds

The fair value of marketable equity and debt securities is determined by reference to their quoted market price at the reporting date. For debt securities where quoted market prices are not available, fair value is determined using pricing techniques such as discounted cash flow analysis.

In respect of investments in mutual funds, the fair values represent net asset value as stated by the issuers of these mutual fund units in the published statements. Net asset values represent the price at which the issuer will issue further units in the mutual fund and the price at which issuers will redeem such units from the investors.

Accordingly, such net asset values are analogous to fair market value with respect to these investments, as transactions of these mutual funds are carried out at such prices between investors and the issuers of these units of mutual funds.

(v) Derivatives

The fair value of foreign exchange forward contracts is estimated by discounting the difference between the contractual forward price and the current forward price for the residual maturity of the contract using a risk-free interest rate (based on government bonds). The fair value of foreign currency option and swap contracts and interest rate swap contracts is determined based on the appropriate valuation techniques, considering the terms of the contract.

(vi) Non-derivative financial liabilities

Fair value, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date. For finance leases the market rate of interest is determined by reference to similar lease agreements. In respect of the Company’s borrowings that have floating rates of interest, their fair value approximates carrying value.

(vii) Share-based payment transactions

The fair value of employee stock options is measured using the Black-Scholes-Merton valuation model. Measurement inputs include share price on grant date, exercise price of the instrument, expected volatility (based on weighted average historical volatility), expected life of the instrument (based on historical experience), expected dividends, and the risk free interest rate (based on government bonds).